Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		69 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011
Sales	$ 0	$ 0	$ 0	$ 0	$ 58,000
Cost of Sales	0	0	0	0	29,886
Gross profit	0	0	0	0	28,114
Operating costs and expenses:
Research and development	106,533	194,857	388,521	503,479	4,732,329
Sales, general and administrative	115,021	1,008,770	419,616	1,465,963	7,133,529
Total operating expenses	221,554	1,203,627	808,137	1,969,442	11,865,858
Loss from operations	(221,554)	(1,203,627)	(808,137)	(1,969,442)	(11,837,744)
Other income (expense):
Interest income	0	0	3	1	11,357
Interest expense	(90,593)	9,788	(266,036)	(599,444)	(4,258,163)
Other income (expense), net	27,827	(3,088)	27,827	(3,088)	189,025
Total other income (expense), net	(62,766)	6,700	(238,206)	(602,531)	(4,057,781)
Loss from operations:
Before provision for income tax	(284,320)	(1,196,927)	(1,046,343)	(2,571,973)	(15,895,525)
Provision for income tax	0	0	(1,600)	(1,600)	(9,600)
Net loss	(284,320)	(1,196,927)	(1,047,943)	(2,573,573)	(15,905,125)
Net loss attributable to:
Non-controlling interest	(20,937)	(38,480)	(75,872)	(98,510)	(1,040,493)
Micro Imaging Technology, Inc. stockholders	(262,383)	(1,158,447)	(972,071)	(2,475,063)	(14,864,632)
Net loss	$ (284,320)	$ (1,196,927)	$ (1,047,943)	$ (2,573,573)	$ (15,905,125)
Net loss per share, basic and diluted (in dollars per share)	$ 0	$ (0.01)	$ 0	$ (0.02)
Shares used in computing net loss per share, basic and diluted (in shares)	267,326,629	150,389,132	227,162,672	134,914,977